COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CONTRACTUAL OBLIGATIONS

Contractual Obligations as of June 30, 2025	Payment Due by Period
	<1 year	1-3 years	Total
Operating lease payment	$463,064	$58,517	$521,581
Capital payment	$58,667	$940	$59,607
Total	$521,731	$59,457	$581,188